Other disclosures - Schedule of equivalent euro value of assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Aug. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash, cash balances at Central Banks and other deposits on demand	€ 220,342	€ 107,067	€ 223,073	€ 210,689	€ 153,839
Financial assets held for trading	176,921		156,118	116,953
Non-trading financial assets mandatorily at fair value through profit or loss	5,910		5,713	5,536
Other financial assets at fair value through profit or loss	9,773		8,989	15,957
Financial assets at fair value through other comprehensive income	83,308		85,239	108,038
Financial assets at amortised cost	1,191,403		1,147,044	1,037,898
Investments	7,646		7,615	7,525	€ 7,622
Tangible assets	33,882		34,073	33,321
Intangible assets	19,871		18,645	16,584
Other	8,856		10,082	8,595
TOTAL ASSETS	1,797,062		1,734,659	1,595,835
Liabilities
Financial liabilities held for trading	122,270		115,185	79,469
Other financial liabilities at fair value through profit or loss	40,367		40,268	14,943
Financial liabilities at amortized cost	1,468,703		1,423,858	1,349,169
Liabilities under insurance contracts	17,799		16,426	18,560
Other	17,598		14,609	12,698
TOTAL LIABILITIES	1,692,821		1,637,074	1,498,782
Non-Euro
Assets
Cash, cash balances at Central Banks and other deposits on demand	114,410		122,391	105,457
Financial assets held for trading	106,011		94,256	65,345
Non-trading financial assets mandatorily at fair value through profit or loss	3,291		3,210	2,460
Other financial assets at fair value through profit or loss	1,721		1,085	1,230
Financial assets at fair value through other comprehensive income	60,516		62,046	78,086
Financial assets at amortised cost	773,504		747,138	680,774
Investments	1,689		1,296	1,666
Tangible assets	20,797		21,834	22,350
Intangible assets	12,772		11,881	10,066
Other	26,236		23,886	22,631
TOTAL ASSETS	1,120,947		1,089,023	990,065
Liabilities
Financial liabilities held for trading	60,581		60,105	49,314
Other financial liabilities at fair value through profit or loss	12,699		19,929	8,785
Financial liabilities at amortized cost	937,917		893,531	796,395
Liabilities under insurance contracts	330		349	328
Other	25,740		24,372	20,420
TOTAL LIABILITIES	€ 1,037,267		€ 998,286	€ 875,242